Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal					$ 0	$ 0	$ 0
State					1,000	5,000	3,000
Current Total					1,000	5,000	3,000
Deferred:
Federal					0	0	0
State					0	0	0
Deferred Total					0	0	0
Provision for income tax	$ 21,000	$ 0	$ 21,000	$ 0	$ 1,000	$ 5,000	$ 3,000